CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,248,810	$ 181,632	¥ 559,459
Short-term investments	1,028,564	149,598	353,070
Prepaid expenses and other current assets	124,908	18,169	48,993
Amounts due from related parties			250,096
Deferred costs, current	180,657	26,275	55,073
Total current assets	2,582,939	375,674	1,266,691
Non-current assets
Property and equipment, net	559,511	81,377	525,288
Intangible assets, net	1,369	199	1,552
Deferred costs, non-current	146,610	21,324	43,187
Long-term investments	30,009	4,365	3,300
Other non-current assets	418,700	60,897	129,641
Total non-current assets	1,156,199	168,162	702,968
TOTAL ASSETS	3,739,138	543,836	1,969,659
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB223,298 and RMB241,204 as of December 31, 2017 and 2018, respectively)	455,284	66,218	235,900
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,325,954 and RMB1,765,085 as of December 31, 2017 and 2018, respectively)	1,765,085	256,721	1,325,954
Payables to acquire buildings (including payables to acquire buildings of the consolidated VIEs without recourse to Sunlands Technology Group of RMB180,390 and nil as of December 31, 2017 and December 31, 2018, respectively)	61,540	8,951	240,390
Long-term debt, current portion (including long-term debt, current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2017 and December 31, 2018, respectively)	32,500	4,727
Total current liabilities	2,314,409	336,617	1,802,244
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB784,474 and RMB1,520,940 as of December 31, 2017 and 2018, respectively)	1,520,940	221,212	784,474
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of nil and RMB135 as of December 31, 2017 and December 31, 2018, respectively)	17,147	2,494
Long-term debt, non-current portion (including long-term debt, non-current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2017 and December 31, 2018, respectively)	225,625	32,816
Total non-current liabilities	1,763,712	256,522	784,474
TOTAL LIABILITIES	4,078,121	593,139	2,586,718
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,024,709
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS’ DEFICIT
Ordinary shares			1
Treasury stock	0	0	0
Additional paid-in capital	2,391,822	347,876	289,674
Accumulated other comprehensive (loss)/income	118,827	17,283	(8,759)
Accumulated deficit	(2,849,770)	(414,482)	(1,922,748)
Total Sunlands Technology Group shareholders’ deficit	(339,119)	(49,323)	(1,641,832)
Noncontrolling interest	136	20	64
TOTAL SHAREHOLDERS’ DEFICIT	(338,983)	(49,303)	(1,641,768)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	3,739,138	543,836	1,969,659
Series A Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			292,000
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			601,605
Series B+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			131,104
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1
TOTAL SHAREHOLDERS’ DEFICIT	1
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	$ 0	¥ 0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1
TOTAL SHAREHOLDERS’ DEFICIT	¥ 1